Business combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations	4. Business combinations
Transactions for the year ended December 31, 2021
Base Commerce LLC
On January 1, 2021, the Company acquired substantially all of the net assets of Base Commerce LLC (“Base”), a technology-driven payment processing company specializing in bank card and automated clearing house payment processing solutions. The purchase price for this acquisition totaled $92,678 of which $89,674 was paid in cash at closing. The remaining amount consists of a contingent consideration of $3,004, estimated on the date of acquisition, which was contingent upon meeting certain performance metrics. During the year ended December 31, 2022, the contingent consideration was settled in cash and a gain on final remeasurement of $992 was recognized in the consolidated statements of profit and loss (note 21).
Mazooma Technical Services Inc.
On August 3, 2021, the Company acquired 100% of the shares of Mazooma Technical Services Inc. (“Mazooma”), a North American payments provider with instant bank-to-bank payments for pay-ins and payouts and real time payments for accelerated withdrawals. The purchase price including closing adjustment for this acquisition totaled $68,342 thousands Canadian dollars ($54,503). The initial consideration included a cash amount of $54,063 thousands Canadian dollars ($43,116) and $14,278 thousands Canadian dollars ($11,387) paid with the issuance of 138,522 Subordinate Voting Shares to the sellers. The purchase price also included contingent consideration of up to a total maximum consideration, including the initial consideration of $400,000 thousands Canadian dollars ($316,531). The contingent consideration is subject to meeting certain performance metrics over a three-year period. At the acquisition date, the fair value of the contingent consideration was estimated to be nil. As at and up to December 31, 2022, no contingent consideration has been recognized or paid. Since the initial purchase price allocation was estimated, additional tax losses that can be used against future taxable income have been recognized, decreasing the deferred tax liability by $1,299 and income tax payable by $60, with a corresponding decrease of $1,359 to goodwill.
SimplexCC Ltd.
On September 1, 2021, the Company acquired 100% of the shares of SimplexCC Ltd. (“Simplex”), a payment solution provider to the digital asset industry connecting market participants including exchanges, brokers, wallet and liquidity providers, for a total cash consideration of $290,574 including $40,574 relating to working capital and closing adjustments.
Paymentez LLC.
On September 1, 2021, the Company acquired 100% of the shares of Paymentez LLC (“Paymentez”), a South American payments providers, for a total cash consideration of $24,459.
To finance the cash consideration of the Mazooma, Simplex and Paymentez acquisitions noted above, on June 18, 2021, the Company increased its credit facility by amending its credit agreement to add a term loan of $300,000 (note 12).
Purchase Price Allocation
The following table summarizes the final amounts of assets acquired and liabilities assumed at the acquisition date for acquisitions in 2021:

	Base $	Mazooma $	Simplex $	Paymentez $	Total $
Assets acquired
Cash	744	5,369	52,832	1,224	60,169
Segregated funds	122,139	18,506	3,632	94	144,371
Trade and other receivables	6,860	809	3,641	323	11,633
Prepaid expenses	42	238	—	—	280
Property and equipment	160	—	428	29	617
Processor deposits	1,385	—	—	—	1,385
Other non-current assets	—	—	—	1,109	1,109
Intangible assets
Trademarks	2,396	—	—	222	2,618
Technologies	8,809	22,076	105,435	10,878	147,198
Partner and merchant relationships	47,232	15,158	55,422	4,420	122,232
Goodwill[1]	32,109	26,710	103,098	9,196	171,113
Deferred tax assets	—	—	24	—	24
	221,876	88,866	324,512	27,495	662,749
Liabilities assumed
Trade and other payables	(7,059)	(290)	(6,104)	(1,287)	(14,740)
Other current liabilities	—	(1,763)	—	—	(1,763)
Due to merchants	(122,139)	(18,506)	(3,632)	(94)	(144,371)
Income taxes payable	—	(5,505)	(4,678)	(156)	(10,339)
Deferred tax liabilities	—	(8,299)	(19,524)	—	(27,823)
Other non-current liabilities	—	—	—	(1,499)	(1,499)
	92,678	54,503	290,574	24,459	462,214
Total consideration
Cash paid	89,674	43,116	290,574	24,459	447,823
Equity issuance	—	11,387	—	—	11,387
Contingent consideration	3,004	—	—	—	3,004
	92,678	54,503	290,574	24,459	462,214
1 Goodwill mainly consists of future growth, assembled workforce and expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets. Goodwill arising from the Base and Paymentez acquisitions is deductible for income tax purposes.